COLLEGE RETIREMENT EQUITIES FUND (“CREF”)
CREF Stock Account
CREF Global Equities Account

SUPPLEMENT NO. 2
dated January 17, 2020 to the Prospectus dated May 1, 2019

Effective January 17, 2020, Stephanie Link is no longer a portfolio manager of the CREF Stock Account. Therefore, all references to Ms. Link are hereby removed from the CREF Stock Account’s portfolio management team disclosure in the Prospectus. Thomas Franks, Adam Cao, Hans Erickson and Saira Malik will continue to serve as members of the CREF Stock Account’s portfolio management team.

Also effective January 17, 2020, Harinder Bagai is no longer a portfolio manager of the CREF Global Equities Account. Therefore, all references to Mr. Bagai are hereby removed from the CREF Global Equities Account’s portfolio management team disclosure in the Prospectus. John Tribolet and Thomas Franks will continue to serve as members of the CREF Global Equities Account’s portfolio management team.

A40738 (1/20)

COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 3
dated January 17, 2020
to the Statement of Additional Information (“SAI”)
dated May 1, 2019

Effective January 17, 2020, Stephanie Link is no longer a portfolio manager of the CREF Stock Account. Therefore, all references to Ms. Link are hereby removed from the CREF Stock Account’s portfolio management team disclosure in the SAI.

Also effective January 17, 2020, Harinder Bagai is no longer a portfolio manager of the CREF Global Equities Account. Therefore, all references to Mr. Bagai are hereby removed from the CREF Global Equities Account’s portfolio management team disclosure in the SAI.

A40742 (1/20)